Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Corporate Opportunities Fund

For the period ended March 31, 2025

Schedule of Investments (unaudited)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 93.33%

CORPORATE BONDS 31.31%

Airlines 1.87%
Azul Secured Finance LLP	11.93%	8/28/2028		$2,219,588	$1,943,671
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		1,573,000	1,554,032
Total					3,497,703

Biotechnology 0.41%
Emergent BioSolutions, Inc.†	3.875%	8/15/2028		1,105,000	771,055

Building Materials 0.17%
ACProducts Holdings, Inc.†	6.375%	5/15/2029		545,000	310,650

Chemicals 0.96%
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029		1,879,148	1,796,184

Coal 2.13%
Coronado Finance Pty. Ltd. (Australia)†(a)	9.25%	10/1/2029		4,300,000	3,986,786

Commercial Services 1.63%
EquipmentShare.com, Inc.†	8.00%	3/15/2033		1,500,000	1,511,897
Rekeep SpA	9.00%	9/15/2029	EUR	1,124,000	1,200,368
Rekeep SpA†	9.00%	9/15/2029	EUR	316,000	337,470
Total					3,049,735

Diversified Financial Services 1.57%
Avation Capital SA (Luxembourg)†(a)	8.25%	10/31/2026		$3,000,000	2,933,145

Lodging 1.92%
Full House Resorts, Inc.†	8.25%	2/15/2028		3,631,000	3,591,685

Media 1.57%
CSC Holdings LLC†	6.50%	2/1/2029		2,250,000	1,863,754
Sinclair Television Group, Inc.†	8.125%	2/15/2033		1,094,000	1,080,248
Total					2,944,002

Metal Fabricate-Hardware 2.08%
Park-Ohio Industries, Inc.	6.625%	4/15/2027		4,025,000	3,896,093

Mining 1.92%
First Quantum Minerals Ltd. (Canada)†(a)	8.00%	3/1/2033		830,000	842,040
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		2,750,000	2,741,819
Total					3,583,859

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 8.08%
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028	$2,085,366	$1,987,677
Nabors Industries Ltd.†	7.50%		1/15/2028	5,025,000	4,630,062
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)(b)	9.625%		4/15/2029	4,911,000	4,249,749
Transocean, Inc.	7.50%		4/15/2031	4,800,000	4,233,151
Total					15,100,639

Pipelines 0.69%
TransMontaigne Partners LLC†	8.50%		6/15/2030	1,279,000	1,289,796

Retail 4.86%
Foundation Building Materials, Inc.†(b)	6.00%		3/1/2029	2,700,000	2,207,017
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	1,925,000	1,085,820
LBM Acquisition LLC†	6.25%		1/15/2029	2,650,000	2,259,865
Park River Holdings, Inc.†(b)	5.625%		2/1/2029	4,500,000	3,537,194
Total					9,089,896

Telecommunications 1.45%
Lumen Technologies, Inc.†	4.50%		1/15/2029	2,649,000	2,151,452
Lumen Technologies, Inc.	7.60%		9/15/2039	350,000	275,919
Lumen Technologies, Inc.	7.65%		3/15/2042	350,000	277,042
Total					2,704,413
Total Corporate Bonds (cost $60,496,004)					58,545,641

FLOATING RATE LOANS(c) 61.34%

Aerospace/Defense 4.15%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2028	1,076,535	1,440,759
Barnes Group, Inc. 2025 Term Loan B	7.322% (1 mo. USD Term SOFR + 3.000%)		1/27/2032	1,250,000	1,243,231
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (United Kingdom)(a)(d)	–	(e)	4/23/2030	454,545	465,909
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(a)	10.799% (3 mo. USD Term SOFR + 6.50%)		4/23/2030	4,500,000	4,612,500
Total					7,762,399

Airlines 1.03%
Vista Management Holding, Inc. 2025 Term Loan B	–	(e)	3/26/2031	1,944,000	1,933,065

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.78%
RealTruck Group, Inc. 2023 Incremental Term Loan	9.439% (1 mo. USD Term SOFR + 5.000%)		1/31/2028	$1,488,242	$1,462,198

Building Materials 1.74%
Cornerstone Building Brands, Inc. 2022 Term Loan	9.944% (1 mo. USD Term SOFR + 5.625%)		8/1/2028	3,528,609	3,257,347

Chemicals 2.54%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(d)	–	(e)	9/28/2029	411,765	375,736
Plaskolite LLC 2021 Term Loan	8.575% (3 mo. USD Term SOFR + 4.00%)		12/15/2025	4,468,972	4,378,006
Total					4,753,742

Commercial Services 1.76%
Brock Holdings III, Inc. 2024 Term Loan B	10.299% (3 mo. USD Term SOFR + 6.00%)		5/2/2030	1,995,000	1,990,840
Veritiv Corp. Term Loan B	8.299% (3 mo. USD Term SOFR + 4.00%)		11/30/2030	1,300,732	1,295,399
Total					3,286,239

Computers 2.54%
Kaseya, Inc. 2025 2nd Lien Term Loan B	9.325% (1 mo. USD Term SOFR + 5.000%)		3/5/2033	1,313,000	1,315,462
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%)		10/26/2029	3,451,000	3,433,745
Total					4,749,207

Consumer Non-Durables 0.35%
Anastasia Parent LLC 2018 Term Loan B	8.311% (3 mo. USD Term SOFR + 3.75%)		8/11/2025	746,011	650,973

Diversified Capital Goods 1.81%
Tank Holding Corp. 2022 Term Loan	10.175% (1 mo. USD Term SOFR + 5.750%)		3/31/2028	3,505,014	3,388,473

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 1.59%
Aretec Group, Inc. 2024 1st Lien Term Loan B	7.825% (1 mo. USD Term SOFR + 3.500%)	8/9/2030	$2,992,500	$2,971,777

Electric 2.13%
Potomac Energy Center LLC Term Loan	10.561% (3 mo. USD Term SOFR + 6.00%)	11/12/2026	3,979,399	3,979,399

Entertainment 3.97%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	9.675% (1 mo. USD Term SOFR + 5.250%)	7/1/2028	2,680,000	2,600,940
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.322% (1 mo. USD Term SOFR + 7.000%)	1/4/2029	4,822,930	4,821,724
Total				7,422,664

Environmental Control 1.87%
Heritage-Crystal Clean, Inc. Term Loan B	8.303% (3 mo. USD Term SOFR + 4.00%)	10/17/2030	3,497,255	3,503,830

Information Technology 2.03%
Constant Contact, Inc. Term Loan	8.564% (3 mo. USD Term SOFR + 4.00%)	2/10/2028	4,041,207	3,785,601

Insurance 0.91%
OneDigital Borrower LLC 2024 2nd Lien Term Loan	9.575% (1 mo. USD Term SOFR + 5.250%)	7/2/2031	1,700,000	1,702,125

Lodging 0.71%
Spectacle Gary Holdings LLC 2021 Term Loan B	8.675% (1 mo. USD Term SOFR + 4.250%)	12/11/2028	1,326,871	1,325,213

Machinery: Diversified 5.22%
Arcline FM Holdings LLC 2024 Term Loan	8.803% (3 mo. USD Term SOFR + 4.50%)	6/23/2028	3,572,356	3,561,639

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Diversified (continued)
CPM Holdings, Inc. 2023 Term Loan	8.823% (1 mo. USD Term SOFR + 4.500%)	9/28/2028	$1,084,525	$1,068,257
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	11.061% (3 mo. USD Term SOFR + 6.50%)	5/21/2029	2,880,000	2,894,400
LSF12 Badger Bidco LLC Term Loan B	10.325% (1 mo. USD Term SOFR + 6.000%)	8/30/2030	2,297,726	2,240,283
Total				9,764,579

Media 1.12%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.742% (1 mo. USD Term SOFR + 3.300%)	12/31/2029	2,496,124	2,091,752

Metal Fabricate/Hardware 0.41%
Tank Holding Corp. 2023
Incremental Delayed Draw Term Loan	10.422% - 10.43% (1 mo. USD Term SOFR + 6.000%)	3/31/2028	237,878	229,353
Tank Holding Corp. 2023 Incremental Term Loan	10.425% (1 mo. USD Term SOFR + 6.000%)	3/31/2028	548,800	529,134
Total				758,487

Oil & Gas 3.69%
Pasadena Performance Products LLC Term Loan B	7.813% (3 mo. USD Term SOFR + 3.50%)	3/1/2032	2,250,000	2,251,417
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.053% (3 mo. USD Term SOFR + 4.75%)	6/27/2029	4,676,500	4,647,015
Total				6,898,432

Oil & Gas Services 1.20%
BANGL LLC Term Loan B	8.81% (3 mo. USD Term SOFR + 4.50%)	2/1/2029	2,227,431	2,235,784

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines 5.49%
EPIC Y-Grade Services LP 2024 Term Loan B	10.044% (3 mo. USD Term SOFR + 5.75%)	6/29/2029	$7,563,746	$7,574,410
Waterbridge Midstream Operating LLC 2024 Term Loan B	8.315% (3 mo. USD Term SOFR + 4.00%)	5/10/2029	2,672,570	2,684,690
Total				10,259,100

Retail 4.34%
BCPE Grill Parent 2023 Term Loan B	9.063% (3 mo. USD Term SOFR + 4.75%)	9/30/2030	5,584,687	5,186,778
Great Outdoors Group LLC 2025 Term Loan B	7.575% (1 mo. USD Term SOFR + 3.250%)	1/23/2032	1,149,120	1,148,114
Kodiak Building Partners, Inc. 2024 Term Loan B	8.046% (3 mo. USD Term SOFR + 3.75%)	12/4/2031	1,850,000	1,781,948
Total				8,116,840

Software 5.34%
Central Parent, Inc. 2024 Term Loan B	7.549% (3 mo. USD Term SOFR + 3.25%)	7/6/2029	2,135,634	1,839,315
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(a)	9.535% (3 mo. USD Term SOFR + 5.25%)	10/9/2032	3,050,000	3,009,145
DTI Holdco, Inc. 2025 Term Loan B	8.325% (1 mo. USD Term SOFR + 4.000%)	4/26/2029	1,867,000	1,854,398
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.575% (1 mo. USD Term SOFR + 5.250%)	6/17/2032	2,786,000	2,719,832
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	9.549% (3 mo. USD Term SOFR + 5.25%)	7/16/2032	563,000	564,408
Total				9,987,098

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Telecommunications 1.14%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.569% (3 mo. USD Term SOFR + 5.25%)	11/29/2030	$1,726,000		$1,728,693
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.789% (1 mo. USD Term SOFR + 2.350%)	4/15/2030	420,933		405,080
Total					2,133,773

Transportation 0.38%
PODS LLC 2021 Term Loan B	7.552% (3 mo. USD Term SOFR + 3.00%)	3/31/2028	782,841		710,695

Utilities 3.10%
Lightstone Holdco LLC 2022 Extended Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	5,434,338		5,476,807
Lightstone Holdco LLC 2022 Extended Term Loan C	10.041% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	307,398		309,800
Total					5,786,607
Total Floating Rate Loans (cost $115,364,514)					114,677,399

			Shares

INVESTMENTS IN UNDERLYING FUNDS 0.68%
Lord Abbett Private Credit Fund A, LP(f)(g) (cost $1,266,667)			1,266,667	(h)	1,267,173
Total Long-Term Investments (cost $177,127,185)					174,490,213

			Principal Amount‡

SHORT-TERM INVESTMENTS 13.82%

REPURCHASE AGREEMENTS 8.58%
Repurchase Agreement dated 3/31/2025, 4.360% due 4/1/2025 with Barclays Capital, Inc. collateralized by $10,165,200 of U.S. Treasury Bond at 4.125% due 3/31/2032; value: $10,204,082; proceeds: $10,001,211 (cost $10,000,000)			$10,000,000		10,000,000

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $6,441,400 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $6,160,475; proceeds: $6,039,854 (cost $6,039,510)	$6,039,510	$6,039,510
Total Repurchase Agreements (cost $16,039,510)		16,039,510

TIME DEPOSITS 0.52%
CitiBank N.A.(i) (cost $979,515)	979,515	979,515

	Shares

MONEY MARKET FUNDS 4.72%
Fidelity Government Portfolio(i) (cost $8,815,633)	8,815,633	8,815,633
Total Short-Term Investments (cost $25,834,658)		25,834,658
Total Investments in Securities 107.15% (cost $202,961,843)		200,324,871
Less Unfunded Loan Commitments (0.45%) (cost $861,991)		(841,645)
Net Investments in Securities 106.70% (cost $202,099,852)		199,483,226
Other Assets and Liabilities – Net(j) (6.70)%		(12,524,402)
Net Assets 100.00%		$186,958,824

EUR	Euro.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $46,719,397, which represents 24.99% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2025.
(d)	Security partially/fully unfunded.
(e)	Interest Rate to be determined.
(f)	Affiliated funds.
(g)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $1,267,173 or 0.68% of net assets.
(h)	Shares represent partnership interest.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts as follows:

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at March 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S43(4)	Bank of America	5.00%	12/20/2029	$900,000	$57,307	$(9,265)	$48,042

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $9,265.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Total Return Swap Contracts at March 31, 2025:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	20,690	Long	6/20/2025	$4,500,000	$(129)	$16,185	$16,056

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Depreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	22,696	Long	9/22/2025	$5,000,000	$(23)	$(49,433)	$(49,456)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

Forward Foreign Currency Exchange Contracts at March 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	5/23/2025	308,000	$323,966	$333,977	$(10,011)
Euro	Sell	State Street Bank and Trust	5/23/2025	122,000	128,751	132,290	(3,539)
Euro	Sell	State Street Bank and Trust	5/23/2025	996,000	1,043,120	1,080,004	(36,884)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(50,434)

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$58,545,641	$–	$58,545,641
Floating Rate Loans	–	114,677,399	–	114,677,399
Less Unfunded Loan Commitments	–	(841,645)	–	(841,645)
Investments in Underlying Funds	–	1,267,173	–	1,267,173
Short-Term Investments
Repurchase Agreements	–	16,039,510	–	16,039,510
Time Deposits	–	979,515	–	979,515
Money Market Funds	8,815,633	–	–	8,815,633
Total	$8,815,633	$190,667,593	$–	$199,483,226
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$48,042	$–	$48,042
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	16,056	–	16,056
Liabilities	–	(49,456)	–	(49,456)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(50,434)	–	(50,434)
Total	$–	$(35,792)	$–	$(35,792)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Corporate Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund is diversified for purposes of the 1940 Act. Pursuant to guidance from the Securities and Exchange Commission, the Fund’s classification changed from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on September 8, 2021.

The Fund also invests in Lord Abbett Private Credit Fund A, LP, (“PCF A”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF A are valued at their net asset value (“NAV”) at each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

11

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the period ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$9,310,126	$9,795,148

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QPHR-LA-SSIF-1Q
(05/25)